Revenue - Additional information (Details) $ in Millions						12 Months Ended
	May 30, 2022 GBP (£)	Mar. 11, 2022 GBP (£)	Mar. 11, 2022 USD ($)	Jan. 04, 2022 GBP (£) novelSmallMoleculeCandidate	Jan. 04, 2022 USD ($) novelSmallMoleculeCandidate	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue						£ 27,223,000	£ 27,359,000	£ 9,672,000
Revenue from performance obligations satisfied or partially satisfied in previous periods						3,559,000	0	£ 0
Revenue that was included in contract liability balance at beginning of period						£ 18,223,000	4,975,000
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of novel small molecule candidates focused on during research | novelSmallMoleculeCandidate				15	15
Revenue from strategic research collaboration, up-front cash payment				£ 74,242,000	$ 100
Revenue from strategic research collaboration, potential over duration of collaboration agreement | $					$ 5,200
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration arrangement, extension term		6 months	6 months
Revenue from collaboration arrangement		£ 3,821,000	$ 5
Bayer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 1,153,000
Celgene
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue							14,437,000
GTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue							£ 3,349,000
RE Ventures I, LLC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in joint venture						50.00%	50.00%		50.00%